COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS - Other income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other income, net
Loss for broker warrant fair value						$ (14)
(Loss) gain for stock option fair value					$ 50	(8)
Gain on settlement						194
Other income					39
Other income, net	$ (27)	$ (3)	$ (29)	$ 50	$ 89	$ 172